UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

Ross C. Provence

1939 Friendship Drive, Suite C

El Cajon, CA 92020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Blue Chip Investor Fund
		Schedule of Investments
	September 30, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
9,000	FedEx Corporation	$ 1,310,130	3.51%

Asset Manager
47,000	Brookfield Asset Management Inc. Class A (Canada)	2,495,230
12,000	T. Rowe Price Group, Inc.	1,371,000
		3,866,230	10.35%

Commercial Printing
16,000	Cimpress N.V. (Netherlands) *	2,109,440	5.65%

Consumer Finance
11,000	Alliance Data Systems Corporation	1,409,430
6,000	American Express Company	709,680
		2,119,110	5.69%

Diversified Bank
30,000	Wells Fargo & Co.	1,513,200	4.05%

Diversified Companies
40	Berkshire Hathaway Inc. Class A * (a)	12,473,280	33.41%

Grain Mill Products
13,000	Ingredion Incorporated	1,062,620	2.85%

Household Products
24,000	Spectrum Brands Holdings, Inc.	1,265,280	3.39%

Integrated Oil & Gas
40,000	Suncor Energy Inc. (Canada)	1,263,200	3.38%

Internet Content & Information
1,100	Alphabet Inc. - Class C *	1,340,900	3.59%

Retail - Apparel & Accessory Stores
110,000	Hanesbrands Inc.	1,685,200	4.51%

Retail - Auto Dealers & Gasoline Stations
29,000	CarMax, Inc. *	2,552,000	6.83%

Services - Advertising
24,000	Naspers Limited Class N **	719,040
24,000	Prosus N.V. * **	349,680
		1,068,720	2.86%

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies
62,000	LKQ Corporation *	1,949,900	5.22%

Total for Common Stocks (Cost $25,646,867)		35,579,210	95.29%

Money Market Funds
616,683	Fidelity Investments Money Market Funds Government
	Portfolio Class I 1.86% ***	616,683	1.65%
	(Cost - $616,683)

	Total Investments	36,195,893	96.94%
	(Cost - $26,263,550)

	Other Assets in Excess of Liabilities	1,141,656	3.06%

	Net Assets	$ 37,337,549	100.00%

(a) The company's 2018 annual report is available at www.berkshirehathaway.com/reports.html.
* Non-Income producing securities.
** ADR - American Depositary Receipt.
*** The rate shown represents the 7-day yield at September 30, 2019.

See accompanying notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

September 30, 2019

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of total investment securities owned at September 30, 2019 was $26,263,550. At September 30, 2019, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

     $13,337,738                  ($3,405,395)                                $9,932,343

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book yearend accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

USE OF ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: The Fund records security transactions on the trade date. Dividend income is recognized on the ex-dividend date. Interest income and interest expense, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and ADRs). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value as provided by the funds and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,579,210	$0	$0	$35,579,210
Money Market Funds	616,683	0	0	616,683
Total	$ 36,195,893	$0	$0	$ 36,195,893

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any level level 3 assets during the three month period ended September 30, 2019.

The Fund did not invest in derivative instruments during the three month period ended September 30, 2019.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR FUNDS

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:                  11/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:                  11/26/19

By: /s/Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:                  11/26/19